Loans and borrowings (Details 2) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Loans and borrowings [Line Items]
Borrowings	$ 43,547,835	$ 52,222,027
Local currency [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	5,979,216	6,741,798
Foreign currency [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	37,568,619	45,480,229
Fixed interest rate [member] | Local currency [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	143,156	299,472
Fixed interest rate [member] | Foreign currency [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	35,062,742	35,719,486
Floating interest rate [member] | Local currency [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	5,836,060	6,442,326
Floating interest rate [member] | Foreign currency [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	$ 2,505,877	$ 9,760,743